UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-09174

Aegis Value Fund, Inc.

(Exact name of registrant as specified in charter)

1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Address of principal executive offices) (Zip code)

Aegis Financial Corp.
1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Name and address of agent for service)

Registrant's telephone number, including area code:   (703) 528-7788

Date of fiscal year end:      8/31

Date of reporting period:   11/30/2010

Item 1.  SCHEDULE OF INVESTMENTS.

Aegis Value Fund
Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

	Shares	Value
Common Stock - 97.6%
Consumer Discretionary - 21.6%
Distributors - 4.6%
Audiovox Corp. Class A(1)	477,875	$3,273,444
Core-Mark Holding Co., Inc.(1)	102,786	3,720,853
		6,994,297
Hotels, Restaurants & Leisure - 2.9%
Bowl America, Inc. Class A	9,481	122,021
Century Casinos, Inc.(1)	833,098	1,899,463
Frisch's Restaurants, Inc.	18,486	397,449
J. Alexander's Corp.(1)	120,010	600,050
Luby's, Inc.(1)	230,603	1,369,782
		4,388,765
Household Durables - 3.3%
All American Group, Inc.(1)	814,617	193,472
Bassett Furniture Industries, Inc.(1)(2)	1,031,031	4,247,848
Retail Holdings N.V.(1)	32,105	542,574
		4,983,894
Leisure Equipment & Products - 0.8%
Head N.V.(1)(3)	1,776,700	1,130,055

Media - 0.6%
Fisher Communications, Inc.(1)	48,668	975,793

Multiline Retail - 1.8%
Duckwall-ALCO Stores, Inc.(1)(2)	231,978	2,765,178

Specialty Retail - 1.7%
Books-A-Million, Inc.	408,457	2,601,871

Textiles, Apparel & Luxury Goods - 5.9%
Delta Apparel, Inc.(1)(2)	469,937	5,850,716
Tandy Brands Accessories, Inc.(1)(2)	348,892	990,853
Unifi, Inc.(1)	152,611	2,170,128
		9,011,697
Total Consumer Discretionary		32,851,550

Consumer Staples - 6.9%
Food Products - 1.8%
Imperial Sugar Co.	198,909	2,736,988

Personal Products - 0.1%
Parlux Fragrances, Inc.(1)	64,590	176,331

Tobacco - 5.0%
Alliance One International, Inc.(1)	1,937,553	7,517,705
Total Consumer Staples		10,431,024

Energy - 23.7%
Energy Equipment & Services - 9.6%
Ensco PLC ADR	115,604	$5,479,630
GulfMark Offshore, Inc. Class A(1)	88,106	2,583,268
Hornbeck Offshore Services, Inc.(1)	181,766	4,007,940
Leader Energy Services Ltd.(1)(3)	175,433	88,866
Mitcham Industries, Inc.(1)	170,155	1,616,472
Noble Corp.	17,300	586,816
Patterson-UTI Energy, Inc.	8,163	161,138
		14,524,130
Oil, Gas & Consumable Fuels - 14.1%
Adams Resources & Energy, Inc.	18,795	435,104
ATP Oil & Gas Corp.(1)	368,700	5,427,264
CVR Energy, Inc.(1)	281,233	3,383,233
Endeavour International Corp.(1)	65,744	678,483
Energy Partners Ltd.(1)	206,896	2,505,510
International Coal Group, Inc.(1)	27,100	206,231
Magnum Hunter Resources, Inc.(1)	152,366	935,527
Patriot Coal Corp.(1)	273,400	4,423,612
Tesoro Corp.(1)	81,087	1,323,340
Western Refining, Inc.(1)	218,400	2,129,400
		21,447,704
Total Energy		35,971,834

Financials - 22.6%
Capital Markets - 2.0%
BKF Capital Group, Inc.(1)	331,200	387,504
FBR Capital Markets Corp.(1)	4,201	15,208
Medallion Financial Corp.	140,170	1,188,642
SWS Group, Inc.	271,713	1,412,907
		3,004,261
Commercial Banks - 0.0%
Citizens Bancshares Corp.	3,024	14,606

Diversified Financial Services - 4.1%
California First National Bancorp.	370,616	5,144,150
Marlin Business Services Corp.(1)	110,060	1,166,636
		6,310,786
Insurance - 11.1%
American Safety Insurance Holdings Ltd.(1)	281,236	5,548,786
Aspen Insurance Holdings Ltd.	126,400	3,652,960
Penn Millers Holding Corp.(1)	222,416	2,978,150
Tower Group, Inc.	79,837	2,053,408
White Mountains Insurance Group Ltd.	8,300	2,635,250
		16,868,554
Real Estate Investment Trusts - 2.5%
BRT Realty Trust(1)	488,077	3,235,950
CommonWealth REIT	7,775	194,615
Huntingdon Real Estate Investment Trust(3)	42,222	278,450
Vestin Realty Mortgage I, Inc.(1)	26,809	29,758
		3,738,773
Real Estate Management & Development - 0.1%
Thomas Properties Group, Inc.(1)	55,274	237,125

Thrifts & Mortgage Finance - 2.8%
B of I Holding, Inc.(1)	303,593	$4,092,434
First Federal of Northern Michigan Bancorp, Inc.(1)	35,640	96,228
		4,188,662
Total Financials		34,362,767

Industrials - 9.4%
Aerospace & Defense - 2.1%
Allied Defense Group, Inc.(1)	215,829	669,070
Sparton Corp.(1)	100,473	816,846
Sypris Solutions, Inc.(1)	496,874	1,694,340
		3,180,256
Air Freight & Logistics - 0.3%
Dart Group PLC(3)	298,500	405,104

Airlines - 0.0%
MAIR Holdings, Inc.(1)(2)(4)	1,360,922	—

Construction & Engineering - 0.2%
Integrated Electrical Services, Inc.(1)	112,101	353,118

Machinery - 6.2%
Hardinge, Inc.	262,597	2,170,364
Tecumseh Products Co., Class A(1)(2)	138,211	1,842,353
Tecumseh Products Co., Class B(1)(2)	398,565	5,412,513
		9,425,230
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd.(1)	122,617	847,283

Trading Companies & Distributors - 0.1%
Huttig Building Products, Inc.(1)	90,033	77,428
Total Industrials		14,288,419

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.9%
Frequency Electronics, Inc.(1)	211,190	1,305,154

Semiconductors & Semiconductor Equipment - 0.6%
ChipMOS TECHNOLOGIES (Bermuda) Ltd.(1)	662,600	934,266
Total Information Technology		2,239,420

Materials - 10.0%
Chemicals - 2.2%
American Pacific Corp.(1)(2)	534,150	3,274,340

Containers & Packaging - 0.5%
Mod-Pac Corp.(1)(2)	159,725	768,277

Metals & Mining - 5.2%
Amerigo Resources Ltd.(1)	1,971,600	1,805,371
Horsehead Holding Corp.(1)	378,445	4,401,315
Mercator Minerals Ltd.(1)	9,500	31,650
Universal Stainless & Alloy Products, Inc.(1)	54,278	1,697,273
Yamana Gold, Inc.	3,289	38,416
		7,974,025
Paper & Forest Products - 2.1%
Mercer International, Inc.(1)	465,270	3,210,363
Total Materials		15,227,005

Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Integrated Telecom Express, Inc.(1)(4)	308,300	$3,083

Utilities - 1.9%
Independent Power Producers & Energy Traders - 1.9%
Mirant Corp.(1)	289,117	2,868,041

Total Common Stock (Cost $167,108,779)		148,243,143

Preferred Stocks - 0.5%

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
ATP Oil & Gas Corp.(5)	10,600	848,000

Total Preferred Stocks (Cost $1,094,550)		848,000

Short-Term Investments - 1.7%
UMB Bank Money Market Fiduciary, 0.010%(6)	2,518,094	2,518,094

Total Short-Term Investments (Cost $2,518,094)		2,518,094

Total Investments - 99.8% (Cost $170,721,423)		151,609,237

Other Assets and Liabilities - 0.2%		258,375

Net Assets -100.0%		$151,867,612
______________________

(1) Non-income producing securities.

(2) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities.  See Notes to the Financial Statements for additional information on Investments in Affiliated Companies.

(3) Foreign security denominated in U.S. Dollars

(4) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value Fund board of directors.

(5) 144A – Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(6) Variable rate security; the rate shown is the 7-day effective yield as of November 30, 2010.

ADR -— American Depository Receipt

PLC -— Public Limited Company

REIT -— Real Estate Investment Trusts

(7) At November 30, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of Investments	$171,206,697
Gross unrealized appreciation	$27,169,351
Gross unrealized depreciation	(46,766,811)
Unrealized depreciation on Foreign Currency	(36)
Net unrealized depreciation on investments	$(19,597,496)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Additional information on Investments in Affiliated Companies.
Transactions during the period with companies which are or were affiliates are as follows:

	Value				Dividends	Value
	Beginning		Sales	Realized	Credited to	End of
	of Period	Purchases	Proceeds	Gain/Loss	Income	Period
All American Group, Inc.*	$243,571	$-	$-	$-	$-	$193,472
American Pacific Corp.	2,499,822	-	-	-	-	3,274,340
Bassett Furniture Industries, Inc.	4,908,891	-	22,227	(42,219)	-	4,247,848
Delta Apparel, Inc.	6,341,542	-	262,379	129,591	-	5,850,716
Duckwall-ALCO Stores, Inc.	3,187,378	-	-	-	-	2,765,178
MAIR Holdings, Inc.	-	-	-	-	-	-
Mod-Pac Corp.	702,790	-	-	-	-	768,277
Tandy Brands Accessories, Inc.	1,081,565	-	-	-	-	990,853
Tecumseh Products Co., Class A **	1,709,789	-	101,608	18,079	-	1,842,353
Tecumseh Products Co., Class B	4,603,426	-	-	-	-	5,412,513
Total	$25,278,774	$-	$386,214	$105,451	$-	$25,345,550

* No longer affiliated as of November 30,  2010

** Class A shares of Tecumseh Products Co. did not reflect affiliated status as of August 31, 2010 or November 30, 2010.

Holdings in Class B shares represent more than 5% of the outstanding shares of that class, and more than 5% of the voting control of the company, therefore Tecumseh Products Co. remains an affiliated company of Aegis Value Fund.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007. Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (GAAP) and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The Fund adopted Fair Value Measurements and Disclosures on September 1, 2008.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:
•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$ 32,851,550	$ -	$ -	$ 32,851,550
Consumer Staples	10,431,024	-	-	10,431,024
Energy	35,971,834	-	-	35,971,834
Financials	34,362,767	-	-	34,362,767
Industrials	14,288,419	-	-	14,288,419
Information Technology	2,239,420	-	-	2,239,420
Materials	15,227,005	-	-	15,227,005
Telecommunication Services	-	-	3,083	3,083
Utilities	2,868,041	-	-	2,868,041
Preferred Stock
Energy	848,000	-	-	848,000
Short-Term Investments	-	2,518,094	-	2,518,094
Total	$ 149,088,060	$ 2,518,094	$ 3,083	$ 151,609,237

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities
Beginning balance 9/1/10	$ 3,083
Realized gain/loss	-
Changes in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in/out of Level 3	-
Ending balance 11/30/10	$ 3,083

ITEM 2.  CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  January 25, 2011

By (Signature and Title) /s/Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:  January 25, 2011